Segmental analysis - Non-current assets (Details) - EUR (€) € in Millions	Sep. 30, 2020	Mar. 31, 2020
Segmental assets and cash flow
Non-current assets	€ 90,306	€ 92,720
Europe
Segmental assets and cash flow
Non-current assets	81,617	83,542
Germany
Segmental assets and cash flow
Non-current assets	47,504	48,266
Italy
Segmental assets and cash flow
Non-current assets	10,787	11,119
UK
Segmental assets and cash flow
Non-current assets	7,215	7,790
Spain
Segmental assets and cash flow
Non-current assets	7,051	7,229
Other Europe
Segmental assets and cash flow
Non-current assets	9,060	9,138
Vodacom
Segmental assets and cash flow
Non-current assets	5,270	5,400
Other Markets
Segmental assets and cash flow
Non-current assets	1,309	1,561
Common Functions
Segmental assets and cash flow
Non-current assets	€ 2,110	€ 2,217